FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	£ 2,684	£ 2,839
Unearned future finance income on finance leases	(976)	(692)
Rentals received in advance	(22)	(53)
Net investment in finance leases	1,686	2,094
The Group [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	460	680
Net investment in finance leases	320	546
The Group [member] | Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	1,347	1,106
Net investment in finance leases	1,053	887
The Group [member] | Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	877	1,053
Net investment in finance leases	313	661
The Bank [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	249	489
Unearned future finance income on finance leases	(6)	(68)
Rentals received in advance	(49)	(17)
Net investment in finance leases	194	404
The Bank [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	121	129
Net investment in finance leases	93	117
The Bank [member] | Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	128	218
Net investment in finance leases	101	197
The Bank [member] | Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment in finance leases, receivable:	0	142
Net investment in finance leases	£ 0	£ 90